Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	216,210,147.47	19,356
Yield Supplement Overcollateralization Amount 07/31/24	3,107,534.14	0
Receivables Balance 07/31/24	219,317,681.61	19,356
Principal Payments	12,197,026.19	420
Defaulted Receivables	170,107.42	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	2,810,375.60	0
Pool Balance at 08/31/24	204,140,172.40	18,927

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.76%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	4,375,661.95	276
Past Due 61-90 days	1,435,254.28	85
Past Due 91-120 days	288,748.82	16
Past Due 121+ days	0.00	0
Total	6,099,665.05	377

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.95%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Delinquency Trigger Occurred	NO

Recoveries	133,301.51
Aggregate Net Losses/(Gains) - August 2024	36,805.91
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.20%
Prior Net Losses/(Gains) Ratio	0.14%
Second Prior Net Losses/(Gains) Ratio	-0.27%
Third Prior Net Losses/(Gains) Ratio	0.20%
Four Month Average	0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	4.08%
Weighted Average Contract Rate, Yield Adjusted	5.50%
Weighted Average Remaining Term	26.04

Flow of Funds	$ Amount
Collections	13,104,209.67
Investment Earnings on Cash Accounts	16,069.79
Servicing Fee	(182,764.73)
Transfer to Collection Account	-
Available Funds	12,937,514.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	78,800.04
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	6,750,669.86
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	743,918.62

Total Distributions of Available Funds	12,937,514.73

Servicing Fee	182,764.73
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	210,890,842.26
Principal Paid	12,069,975.07
Note Balance @ 09/16/24	198,820,867.19

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-3
Note Balance @ 08/15/24	66,360,842.26
Principal Paid	12,069,975.07
Note Balance @ 09/16/24	54,290,867.19
Note Factor @ 09/16/24	14.7497466%

Class A-4
Note Balance @ 08/15/24	96,650,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	96,650,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	31,920,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	31,920,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	15,960,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	15,960,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	123,621.04
Total Principal Paid	12,069,975.07
Total Paid	12,193,596.11

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	23,226.29
Principal Paid	12,069,975.07
Total Paid to A-3 Holders	12,093,201.36

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1164917
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3738928
Total Distribution Amount	11.4903845

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0631012
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.7917167
Total A-3 Distribution Amount	32.8548179

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	559.29
Noteholders' Principal Distributable Amount	440.71

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	2,659,652.60
Investment Earnings	11,902.30
Investment Earnings Paid	(11,902.30)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,699,030.24	$1,775,751.45	$1,365,263.02
Number of Extensions	110	109	81
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	0.76%	0.56%